Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Inventories [Line Items]
Inventories		$ 3,879	$ 374
Others [Member]
Inventories [Line Items]
Inventories		333	191
Hardware Devices [Member]
Inventories [Line Items]
Inventories	[1]	$ 3,546	$ 183

[1]	Hardware devices include OneThing Cloud, ZQB, XZB and hard discs.